Brian H. Blaney
Tel. 602.445.8322
Fax. 602.445.8603
BlaneyB@gtlaw.com
February 16, 2007
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3720
100 F Street, N.E.
Washington, D.C. 20549
Attention: Christy Adams

Re:	Syntax-Brillian Corporation
Amendment No. 1 to Registration Statement on Form S-3
Filed November 22, 2006
File No. 333-134774

Form 10-Q for the Quarter Ended September 30, 2006
Filed November 9, 2006
File No. 0-50289

Dear Ms. Adams:
     On behalf of Syntax-Brillian Corporation (the “Company”), please find attached the Company’s Amendment No. 1 to Form 10-Q for the quarter ended September 30, 2006. Please note that the only changes from the previous draft Amendment No. 1 that was provided to you on January 25, 2007 were to (i) revise the Explanatory Note to describe the change made in Note D to the consolidated financial statements, and (ii) delete the various agreements to be filed as exhibits because they were filed with the Company’s Form 10-Q for the quarter ended December 31, 2006.
     If you have any questions regarding this information, please do not hesitate to contact Wayne A. Pratt, the Company’s Chief Financial Officer, at (602) 389-8797 or me at (602) 445-8322.
Sincerely,
/s/ Brian H. Blaney
Brian H. Blaney
For the Firm

cc:	Wayne A. Pratt
Greenberg Traurig, LLP | Attorneys at Law | 2375 East Camelback Road, Suite 700 | Phoenix, Arizona 85016 | Tel. 602.445.8000 | Fax 602.445.8100

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